Investments in Associates and Joint Ventures - Condensed Financial Information of Material Associates (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [Line Items]
Current assets		₩ 6,727,130	₩ 7,476,682
Non-current assets		23,380,653	23,038,573
Current liabilities		6,529,775	9,224,278
Non-current liabilities		10,622,716	9,463,343
Revenue		17,269,647	18,012,897	₩ 17,658,877
Profit (loss) for the year		375,084	1,387,095	1,145,937
Other comprehensive income (loss)		1,529,834	160,776	(23,967)
Total comprehensive income (loss)		1,904,918	1,547,871	1,121,970
Korea IT fund [member]
Disclosure of associates [Line Items]
Current assets		183,750	164,128	128,344
Non-current assets		401,222	409,248	402,819
Revenue		40,134	57,110	33,017
Profit (loss) for the year		21,343	37,187	16,330
Other comprehensive income (loss)		4,232	13,006	5,316
Total comprehensive income (loss)		25,575	50,193	21,646
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Current assets	[1]	1,787,188	1,755,237	1,350,607
Non-current assets	[1]	2,120,977	1,898,657	1,987,252
Current liabilities	[1]	39,402	48,662	99,083
Non-current liabilities	[1]	407,230	328,485	252,100
Revenue	[1]	68,245	71,870	70,126
Profit (loss) for the year	[1]	42,909	55,448	87,462
Other comprehensive income (loss)	[1]	239,747	(156,828)	(56,660)
Total comprehensive income (loss)	[1]	282,656	(101,380)	30,802
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of associates [Line Items]
Current assets	[1]	1,012,134	1,724,220	213,522
Non-current assets	[1]	965,785	1,328,952	3,034,553
Current liabilities	[1]	42,226	342,671	502,728
Non-current liabilities	[1]	31,791	18,430	13,586
Revenue	[1]	132,567	119,019	76,686
Profit (loss) for the year	[1]	1,806	(54,649)	(66,169)
Other comprehensive income (loss)	[1]	12,323	(3,972)	2,779
Total comprehensive income (loss)	[1]	14,129	₩ (58,621)	₩ (63,390)
Rebellions Inc. [Member]
Disclosure of associates [Line Items]
Current assets	[1],[2]	392,333
Non-current assets	[1],[2]	295,580
Current liabilities	[1],[2]	912,220
Non-current liabilities	[1],[2]	10,420
Revenue	[1],[2]	32,022
Profit (loss) for the year	[1],[2]	(204,898)
Other comprehensive income (loss)	[1],[2]	219
Total comprehensive income (loss)	[1],[2]	₩ (204,679)

[1]	The financial information of SK China Company Ltd., SK South East Asia Investment Pte. Ltd. and Rebellions Inc. (Formerly, SAPEON Korea Inc.) are consolidated financial information.
[2]	The financial information includes the goodwill held by Rebellions Inc. (formerly, SAPEON Korea Inc.), which was recognized as part of the identifiable net assets of the associate at the time the investment in the associate was made.